            As filed with the Securities and Exchange Commission on May 14, 2003
                                                      Registration No.333-102994

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___   [X] Post-Effective Amendment No.1

                        (Check appropriate box or boxes)

                             THE MUNDER FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

     480 Pierce Street, Birmingham, Michigan                       48009
     (Address of Principal Executive Offices)                    (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Jane Kanter, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective:(check appropriate box)
                       [X] Immediately upon filing pursuant to paragraph (b)
                       ___ On _____________ pursuant to paragraph (b)
                       ___ 60 days after filing pursuant to paragraph (a)(1)
                       ___ On _____________ pursuant to paragraph (a)(1)
                       ___ 75 days after filing pursuant to paragraph (a)(2)
                       ___ On ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                             THE MUNDER FUNDS, INC.
                                EXPLANATORY NOTE

         The purpose of this Post-Effective Amendment filing is to file the following exhibits: (i) the Agreement and Plan of Reorganization; (ii) the final legal tax opinion for the merger of the Munder Large-Cap Growth Fund into the Munder Multi-Season Growth Fund; and (iii) the final tax opinion for the merger of the Munder Large-Cap Growth Fund into the Munder Multi-Season Growth Fund.

         Part A:  INFORMATION REQUIRED IN PROXY/PROSPECTUS:

         The definitive Proxy Statement/Prospectus for the Munder Multi-Season Growth Fund is incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed pursuant to the Securities Act of 1933, as amended via EDGAR on March 7, 2003 (Accession # 0000950131-03-001199).

         Part B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

         The definitive Statement of Additional Information for the Munder Multi-Season Growth Fund is incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed pursuant to the Securities Act of 1933, as amended via EDGAR on March 7, 2003 (Accession # 0000950131-03-001199).

                             THE MUNDER FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A as filed on October 31, 2002.

ITEM 16.          EXHIBITS

         (1)      (a)      Articles of Incorporation,  dated November 18, 1992,
                           are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's
                           Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (b) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (c) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6,
                           1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (d) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

                  (e) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

                  (f) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997.

                  (g) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

                  (h) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

                  (i) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (j) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (k) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999.

                  (l) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

                  (m) Articles Supplementary, dated August 17, 1999 are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

                  (n) Articles Supplementary, dated November 15, 1999, are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

                  (o) Articles Supplementary, dated January 24, 2000, are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (p) Articles Supplementary, dated March 1, 2000, are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

                  (q) Articles Supplementary, dated April 20, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (r) Articles Supplementary, dated May 18, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (s) Articles Supplementary, dated June 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 16, 2000.

                  (t) Articles Supplementary, dated August 25, 2000, are incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

                  (u) Articles Supplementary, dated September 21, 2000, are incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

                  (v) Articles Supplementary, dated November 20, 2000, are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 2000.

                  (w) Articles Supplementary, dated February 25, 2001, are incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

                  (x) Articles Supplementary, dated October 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (y) Articles Supplementary, dated November 27, 2001, are incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 3, 2001.

                  (z) Articles Supplementary, dated May 13, 2002, are incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

         (2) Amended and Restated By-Laws, dated May 21, 2002, are incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

         (3)      Not Applicable.

         (4)      Agreement and Plan of Reorganization is filed herein.

         (5)      Not Applicable.

         (6)      (a)      Amended and Restated Investment Advisory Agreement,
                           dated May 15, 2001, among Registrant, The Munder
                           Funds Trust, The Munder Framlington Funds Trust,
                           St.Clair Funds, Inc.and Munder Capital Management is incorporated herein by reference to Post-Effective
                           Amendment No.58 to Registrant's Registration
                           Statement on Form N-1A filed with the Commission on October 31, 2002.

                  (b) Amended and Restated Investment Sub-Advisory Agreement among Registrant, The Munder Framlington Funds Trust, Munder Capital Management and Framlington Overseas Management Investment Limited is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

         (7) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, St.Clair Funds, Inc.and Funds Distributor, Inc.is incorporated herein by reference to Post-Effective Amendment No.56 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

         (8)      Not Applicable.

         (9) Master Custodian Agreement, dated September 26, 2001, among Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

         (10)     (a)      Amended and Restated Combined Distribution and
                           Service Plan, dated August 13, 2002, is incorporated herein by reference to Post-Effective Amendment No.
                           58 to Registrant's Registration Statement on Form
                           N-1A filed with the Commission on October 31, 2002.

                  (b) Amended and Restated Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No.58 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 31, 2002.

         (11) Opinion and consent of Dechert regarding legality of issuance of shares and other matters is filed herein.

         (12)     Opinion of Dechert regarding tax matters is filed herein.

         (13)     Not Applicable.

         (14) Consent of Independent Auditors is incorporated herein by reference to Pre-Effective Amendment No.2 to the Registrant's Registration Statement filed on Form N-14 with the Commission on March 7, 2003.

         (15)     Not Applicable.

         (16) Powers of Attorney are incorporated herein by reference to the Registrant's Registration Statement filed on Form N-14 with the Commission on February 5, 2003.

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 14th day of May, 2003.

                                        THE MUNDER FUNDS, INC.
                                        By:   /s/ James C. Robinson
                                              -------------------------------
                                              James C. Robinson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES                                    TITLE                             DATE
----------                                    -----                             ----
         *                                   Director                              May 14, 2003
---------------------------
 Charles W. Elliott

         *                                   Director                              May 14, 2003
---------------------------
 Joseph E. Champagne

         *                                   Director                              May 14, 2003
---------------------------
 Thomas D. Eckert

         *                                   Director                              May 14, 2003
---------------------------
 John Rakolta, Jr.

         *                                   Director                              May 14, 2003
---------------------------
 David J. Brophy

         *                                   Director                              May 14, 2003
---------------------------
 Michael T. Monahan

         *                                   Director                              May 14, 2003
---------------------------
 Arthur T. Porter

                                             Director                              May 14, 2003
---------------------------
 John Engler

/s/ James C. Robinson                       President                              May 14, 2003
---------------------             (Principal Executive Officer)
James C. Robinson

/s/ Peter K. Hoglund                      Vice President                           May 14, 2003
--------------------              (Principal Financial Officer)
Peter K. Hoglund

/s/ Cherie N. Ugorowski                     Treasurer                              May 14, 2003
-----------------------           (Principal Accounting Officer)
Cherie N. Ugorowski

* By:   /s/ Stephen J. Shenkenberg
        --------------------------
        Stephen J. Shenkenberg
        as Attorney-in-Fact

                                INDEX OF EXHIBITS

(4)      Agreement and Plan of Reorganization.

(11)     Opinion of Dechert regarding legal matters.

(12)     Opinion of Dechert regarding tax matters.